Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of income tax provision
	Year Ended December 31, 2015	Year Ended December 31, 2014
Current income tax expense:
Federal	$—	$—
State	1,000	1,000
Total	$1,000	$1,000
Deferred income tax expense:
Federal	—	—
State	—	—
Total	$—	$—
Provision for income taxes	$1,000	$1,000

Schedule of deferred tax assets and liabilities
	December 31, 2015	December 31, 2014
Deferred tax assets:
Net operating loss carry-forward	$13,070,000	8,276,000
Valuation allowance	(13,070,000)	(8,276,000)
Net deferred tax assets	$—	$—